UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2020





























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.


SEMI-ANNUAL REPORT
JUNE 30, 2020



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX


Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the first six months of 2020 with a Net Asset Value per share of $24.18, down from a Net Asset Value per share of $24.18 at the beginning of the year.

For the period December 31, 2019 through June 30, 2020 the Fund's total return was down 16.56% versus the S&P 500 down 3.09% and the iShares Large Cap Value index down 15.90%.

In the first half of 2020, growth stocks such as Facebook, Amazon, Netflix etc. which are large components of the S&P 500 continued to outperformed value and dividend paying stocks that are consistent with the strategy of the Fund.

The Fund?s portfolio continues to be mostly weighted toward large companies that on average have very little debt, low pension and post-retirement liabilities, high relative dividend income, strong dividend coverage and stable cash flows. If interest rates stay relatively low as we expect, this should be a rewarding combination as investment allocation decisions will be forced back into this category for income and growth.

Our top holdings and industry group exposures, as of June 30, 2020, are listed below.

Regardless of general market volatility in the short term, we are strongly encouraged with the valuation levels, dividend income and appreciation potential of our portfolio relative to general market indices.


Sincerely,



Steven Adams
Portfolio Manager





STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2020



Top Ten Holdings*
(% of Net Assets)

Apple					   7.57%
Chevron Corp          			   6.03%
AbbVie Inc.	                          6.00%
Intel Corp				   5.51%
Pfizer					   5.47%
AT&T Inc.				   5.43%
Verizon	Communications Inc.		   5.28%
Cummins Inc.				   5.20%
Bank of America Corp			   5.16%
Walmart Inc.                             4.82%
                                        ------
                                        56.47%

Asset Allocation
(% of Net Assets)

Petroleum Refining                                               12.95%
Pharmaceutical Preparations                                      11.47%
Telephone Communications, Except Radiotelephone                  10.71%
National Commercial Banks                                         8.77%
Computer and Office Equipment                                     8.09%
Electronic Computers                                              7.57%
Semiconductors and Related Devices                                5.51%
Engines & Turbines                                                5.20%
Variety Stores                                                    4.82%
Family Store							4.71%
Construction Machinery and Equipment	                        4.23%
Surgical and Medical Instruments and Apparatus			4.17%
Department Stores                                                 3.58%
Malt Beverage                                                     2.67%
Raw Farm Products                                                 3.88%
Other Assets, Less Liabilities, Net                               1.67%
                                                                  -----
                                                                100.00%



*Portfolio holdings are subject to change and are not recommendations of individual stocks




STOCK DIVIDEND FUND, INC.
EXPENSES
JUNE 30, 2020

As a shareholder of the Fund you incur ongoing costs including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2019 to June 30, 2020.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2019
           December 31, 2019       June 30, 2020      to  June 30, 2020
           -----------------       -------------      -----------------

Actual              $  1,000          $   758               $   3.71

Hypothetical**      $  1,000          $ 1,025               $   4.27

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.



STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2020


ASSETS
   Investment securities, at
          fair value(cost $21,278,675)       $ 24,734,809
   Cash                                           579,097
   Dividends Earned		                     10,968
                                              -----------
              Total assets                     25,324,874
                                              -----------

LABILITIES
   Advisory fees payable                           19,380
   Redemption payable                             150,000
                                              -----------
              Total liabilities                   169,380
                                              -----------

NET ASSETS -
 (Equivalent to $24.18 per
  share based on 1,040,239 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 25,155,494

============

NET ASSETS CONSIST OF:
  Common stock				      $      1,040
  Paid-in capital                              20,905,757
  Net unrealized appreciation
   of investments                               3,456,133
  Undistributed net investment income             469,272
  Undistributed net realized gain on
   Investments                                    323,292
                                             ------------
Net assets                                   $ 25,155,494
                                             ============













See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2020

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------
COMMON STOCKS ? 98.33%

Petroleum Refining-12.95%
   Chevron Corp                             17,013          1,518,070
   HollyFrontier Corp                       22,730            663,716
   Valero Energy Corp			 18,302		1,076,524
							    ---------
                                                            3,258,310

Pharmaceutical Preparations-11.47%
   AbbVie Inc                              15,379           1,509,910
   Pfizer Inc				 42,047		1,374,937
							---------
							2,884,847

Telephone Communications, Except Radiotelephone-10.71%
   AT&T Inc                                 45,199          1,366,366
   Verizon Communications Inc               24,089          1,328,027
                                                            ---------
                                                            2,694,393

National Commercial Banks-8.77%
   Bank of America Corp                     54,675          1,298,531
   Wells Fargo & Co			 35,518		  909,261
							---------
							2,207,792

Computer and Office Equipment-8.09%
   HP Inc		                    59,853          1,043,238
   IBM					 8,205		  990,918
							---------
							2,034,156

Electronic Computers-7.57%
   Apple Inc                                 5,223          1,905,350

Semiconductors and Related Devices-5.51%
   Intel Corp				  23,161          1,385,723

Engines & Turbines-5.20%
   Cummins Inc                               7,548          1,307,766

Variety Stores-4.82%
   WalMart                                  10,124          1,212,653

Family Clothing Stores-4.71%
   Gap Inc (a)                              93,802          1,183,781

Construction Machinery and Equipment-4.23%
   Caterpillar Inc		 8,403          1,062,979

- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
JUNE 30, 2020

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      ------------

Surgical and Medical Instruments and Apparatus-4.17%
   3M Co				6,725		1,049,033

Raw Farm Products-3.88%
   Universal Corp                          22,978             976,795

Department Stores-3.58%
   Kohl?s Corp (a)                         43,352             900,421

Malt Beverage-2.67%
   Molson Coors Brewing Co (a)             19,523             670,810


(a) Presently non-income producing



   Total common stocks (cost $21,278,675)               $  24,734,809
							-------------


SHORT-TERM INVESTMENTS ? 1.67%
   Schwab Money Market Fund
              -current interest at 0.01%     579,097       $  579,097
                                                           ----------

   Total short-term investments (cost $579,097)               579,097
                                                           ----------

Total investment securities ? 100.60% (cost $21,857,772)   25,313,906

Other assets less liabilities ? (0.60)%                      (158,412)
                                                           ----------

Net assets - 100.00%                                    $  25,155,494
                                                        =============









See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2020



INVESTMENT INCOME:
   Dividends                                             $    588,023
   Interest                                                       211
   Accrued Interest                                                 0
                                                         ------------
          Total investment income                             588,233

EXPENSES -
   Advisory fees                                              118,962
   Misc fees                                                        0
                                                             --------
                                                              118,962


          Net investment income                               469,271
                                                         ------------

GAINS ON INVESTMENTS -
   Net realized gain on investments                           323,292
   Net change in unrealized appreciation of securities     (6,348,543)
                                                         ------------
         Net realized and unrealized gain on investments   (6,025,251)
                                                         ------------

   Net increase in net assets resulting from operations  $ (5,555,980)

                                                          ============





















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2020   Dec. 31, 2019

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   469,271    $    829,934
   Net realized gain on investments             323,292         538,351
   Net change in unrealized appreciation
   of securities  		               (6,348,543)      3,200,545
          				     -----------    ------------
      Net increase(decrease) in net assets
      resulting from operations              (5,555,980)      4,568,830


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0        (829,934)
   Net realized  gains                                0        (538,351)
                                            -----------    ------------
         Total Distributions                          0      (1,368,285)

CAPITAL SHARE TRANSACTIONS-NET               (2,393,015)      1,630,565
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS       (7,948,995)      4,831,110

NET ASSETS, beginning of period              33,104,489      28,273,379
                                            -----------    ------------

NET ASSETS, end of period                    25,155,494    $ 33,104,489
                                            ===========    ============





















See accompanying notes to these financial statements.
STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS (Unaudited)

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                       PERIOD   YEAR      YEAR      YEAR      YEAR     YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED    ENDED
                      6/30/20   2019      2018      2017      2016      2015
                        -----   ------    ------    ------    ------   ------
Net asset value,
  beginning of period  $28.98   $26.01   $29.93    $26.61    $20.31    $25.26
                       ------   -------   -------   ------    ------   ------
Income from investment
operations:
  Net investment income  0.43     0.76     0.71      0.70      0.61      0.71
  Net realized and
  unrealized gains
  (losses)on investments(5.23)    3.46    (2.51)     5.44      6.78     (4.95)
                         ----    ------    ------    -----     -----     -----
Total income(loss)from
  investment operations	(4.80)    4.22    (1.80)     6.14      7.39     (4.24)
                         ----    ------    ------    ------    -----     ------
Less distributions from:
  Net investment income  0.00    (0.76)   (0.71)    (0.75)    (0.62)    (0.71)
  Net realized gains     0.00    (0.49)   (1.41)    (2.07)    (0.47)     0.00
                         ----    ------   ------    ------     ------   ------
    Total distributions  0.00    (1.25)   (2.12)    (2.82)    (1.09)    (0.71)
                         ----    ------   ------    ------     ------   ------
Net asset value,
  end of period        $24.18   $28.98    $26.01    $29.93    $26.61    $20.31
                       ------    ------   ------    ------     ------   ------

Total Return           (16.56)%  16.92%   (5.77)%    23.07%    36.37%  (16.78)%

Net assets, end of
   period(in 1000's)   $25,155  $33,105   $28,273   $32,385   $30,726   $23,617

Ratio of expenses to
   average net
   asset(a)              0.89%    0.85     0.86%      0.85%    0.87%     0.87%

Ratio of net investment
   income to average net
   assets (annualized)   3.57%    2.74%    2.24%      2.37%    2.52%     2.74%

Portfolio turnover
   rate (annualized)    53.86%   14.41%   28.64%     41.45%   29.83%    37.61%


(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).



See accompanying notes to these financial statements.



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.
Dividends are paid upon Board approval by the end of each calendar year.






STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so
that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses)
 may differ from
their ultimate characterization for income tax purposes. At June 30, 2020, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through August 4, 2020, the date in which these
financials were available to be issued.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS
In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the
Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability
developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2020:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $24,734,809          $          0
         Short term investments         579,097                     0
                                    -----------          ------------
            Total Level 1:           25,313,906                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $25,313,906          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of June 30, 2020, the Fund did not own any other financial instruments.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Period Ended           Year Ended
                         June 30, 2020       December 31, 2019
                   ----------------------- -----------------------
                       Shares       Amount     Shares       Amount
Shares sold           36,761    $1,001,817    83,604     $2,384,880
Shares issued in
  reinvestment of
  dividends	           0             0    47,085      1,368,286
                   ----------   ---------- ----------   -----------
                      36,761     1,001,817   130,689      3,753,166
Shares redeemed     (138,905)   (3,394,881)  (75,349)    (2,122,600)
                   ----------   ---------- ----------   -----------
Net increase
      (decrease)  (102,144)   (2,393,064)   55,340      1,630,566

Beginning of year  1,142,379    23,299,814 1,087,039    $21,669,248
                   ----------   ---------- ----------   -----------
End of year        1,040,236    20,906,750 1,142,379    $23,299,814
		 ==========	  ========== ==========   ===========


5.  INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $3,899,222 and $7,334,437, respectively, for the Period ended June 30, 2020.
The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $21,278,675 as of June 30, 2020.
  There were
no differences between the financial reporting basis and the income tax basis in
the cost or net unrealized appreciation (depreciation) of the Fund?s investments
as of June 30, 2020.


















STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

As of December 31, 2019 and the Period ended June 30, 2020, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                       June 30, 2020  December 31,2019
-----------                           ---------         --------
Unrealized appreciation           $   6,501,847     $  10,489,264
Unrealized depreciation              (3,045,713)         (684,589)
                                     ----------       -----------
Net unrealized
   appreciation                   $   3,456,133     $   9,804,676
                                  ==============    =============

6. DISTRIBUTION TO SHAREHOLDERS
No distributions have been made in 2020 as of June 30, 2020. In 2019 total distributions of $1,368,286, or $1.2492 per share, were paid representing $0.7577 per share qualified dividends ($829,934) and $0.4915 per share long term capital gains ($538,351).

7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is a member of the Advisor and is also an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.
The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for the six months ended June 30, 2020, as computed pursuant to the investment advisory agreement, totaled $118,962, of which $19,380 was payable on June 30, 2020.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as it own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8.  Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days.
  For
the Period ended June 30, 2020, there were no redemption fees received by the Fund.


9.   ACCOUNTING FOR UNCERTAIN TAX POSITIONS
As of December 31, 2019, open Federal tax years, subject to examination, include the tax years ended December 31, 2017 through December 31, 2019. The Fund has no examination in progress.

ADDITIONAL INFORMATION

PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072. The actual voting record of the Fund can be obtained upon request by calling the same number or online via the SEC website.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied atthe SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 17, 2020, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.
Board of Directors Information
Stock Dividend Fund, Inc.
June 30, 2020

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS


Name and Age        Position  Term Principal Occupation   Other Public
                              Yrs* Past five years        Directorships
                                                          Served**
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 62                             since 2000, Tech Co.   Value Fund, Inc.
                                   Manager prior


Yolawnde F. Malone  Director  1 Yr Senior Tax Mngr,       Small Cap
Age 56                             Montgomery Cosia       Value Fund, Inc.
                                   Greilich LLP, CPA
                                   Family Legacy Trust
                                   prior


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Small Cap
Age 59              President      Asset Advisors         Value Fund, Inc.
                    Secretary
                    Treasurer



*All Directors have served since the Fund?s Effective date of registration with SEC, November 29, 2004.
**The number of portfolios in each Fund complex overseen is one. Each Director oversees two portfolios, one for each complex overseen.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.



Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period. A copy of the Code of Ethics of the Fund is available upon request by calling 1-800-704-6072.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4.  Principal Accountant fees and services.
(a)-(d) Total fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant?s independent auditor were as follows:
                       December 31,2019       December 31, 2018
Audit                  $13,000                $13,000
Audit-Related fees     $0                     $0
Tax preparation fees   $0                     $0
Other fees             $0                     $0

Audit fees include amounts related to the annual audit of the registrant?s financial statements, spot checks for compliance with Rule 17f-2 and services normally provided by the auditor in connection with statutory and regulatory filings. The registrant performance tax preparation internally.

(e)(1) The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-10 of Regulation S-X.

(e)(2) None

(f) Not applicable

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant?s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provided ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.



b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



Item 12.  Disclosure of Securities Lending Activities for
 Closed-End Management
Investment Companies.  (Not applicable)



Item 13.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
   (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached




Signatures


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/05/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/05/20